Reclassifications on Comparative Figures	12 Months Ended
Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [abstract]
Reclassifications on Comparative Figures

28 Reclassifications on comparative figures

To consolidate the presentation of similar items, during 2019, the Company reclassified certain of its prior year comparative balance sheet items as follows:

Payables and accrued liabilities and current portion of deferred revenues

The $175 in payables and accrued liabilities has been reclassified to deferred revenue to be recognized on the sale of inventory to our licensee in 2020.